Annual Fund Operating Expenses - Innovator Growth-100 Power Buffer ETF - September - Innovator Growth-100 Power Buffer ETF - September	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%